Significant Accounting Policies (Details) - Schedule of Property and Equipment Net	Mar. 31, 2023
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment Net [Line Items]
Estimated useful lives of the assets	20 years
Machinery [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment Net [Line Items]
Estimated useful lives of the assets	10 years
Furniture, fixture and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment Net [Line Items]
Estimated useful lives of the assets	3 years
Furniture, fixture and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment Net [Line Items]
Estimated useful lives of the assets	10 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment Net [Line Items]
Estimated useful lives of the assets	4 years